Finance Lease Liabilities (Details) - Schedule of Finance Lease Cost	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Finance lease cost:
Depreciation of property, plant and equipment	$ 219,170	$ 162,649	$ 253,062	$ 212,274
Interest on finance lease (Included in interest expense)	80,461	59,711	41,225	34,919
Finance lease cost	$ 299,631	$ 222,360	$ 294,287	$ 247,193